Employee Benefit Expenses - Summary of Employee Benefit Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes Of Employee Benefits Expense [line items]
Cost of the Japanese public social welfare accounted for as a multi-employer plan included in Other employee benefits	¥ 478,227	¥ 277,134	¥ 191,363
Subsidiaries [member]
Classes Of Employee Benefits Expense [line items]
Cost of the Japanese public social welfare accounted for as a multi-employer plan included in Other employee benefits	¥ 34,011